Derivatives and hedge accounting - Hedged items included in a fair value hedging relationship (Details) - Interest rate risk [member] - Fair value hedges [member] - Derivatives [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Assets [abstract]
Carrying amount of the hedge item, Assets	€ 25,262	€ 30,373
Accumulated amount of fair value hedge adjustment on the hedged item included in the carrying amount of the hedged item, Assets	1,183	1,192
Discontinued hedges, Assets	561	688
Liabilities [abstract]
Carrying amount of the hedge item, Liabilities	67,406	86,288
Accumulated amount of fair value hedge adjustment on the hedged item included in the carrying amount of the hedged item, Liabilities	3,956	3,014
-Discontinued hedges, Liabilities	2	7
Change in fair value used as a basis to determine hedge ineffectiveness for the period	(541)	(487)
Change in fair value of derivatives	538	504
Hedge ineffectiveness recognised in the statement of profit or Lloss	(4)	18
-Amounts due from banks [member]
Liabilities [abstract]
Change in fair value used as a basis to determine hedge ineffectiveness for the period		0
Debt Securities [member]
Liabilities [abstract]
Carrying amount of the hedge item, Liabilities	54,043	62,236
Accumulated amount of fair value hedge adjustment on the hedged item included in the carrying amount of the hedged item, Liabilities	3,443	2,706
Change in fair value used as a basis to determine hedge ineffectiveness for the period	(878)	(1,018)
Debt Securities [member] | Financial Assets At Fair Value Through Other Comprehensive Income Category [Member]
Assets [abstract]
Carrying amount of the hedge item, Assets	20,164	23,281
Liabilities [abstract]
Change in fair value used as a basis to determine hedge ineffectiveness for the period	552	357
Debt Securities [member] | Financial assets at amortised cost, category [member]
Assets [abstract]
Carrying amount of the hedge item, Assets	4,222	6,133
Accumulated amount of fair value hedge adjustment on the hedged item included in the carrying amount of the hedged item, Assets	501	429
Liabilities [abstract]
Change in fair value used as a basis to determine hedge ineffectiveness for the period	170	356
Loans [member] | Financial Assets At Fair Value Through Other Comprehensive Income Category [Member]
Liabilities [abstract]
Change in fair value used as a basis to determine hedge ineffectiveness for the period	0
-Loans and advances to customers [member]
Assets [abstract]
Carrying amount of the hedge item, Assets	876	959
Accumulated amount of fair value hedge adjustment on the hedged item included in the carrying amount of the hedged item, Assets	121	75
Liabilities [abstract]
Change in fair value used as a basis to determine hedge ineffectiveness for the period	25	31
-Customer deposits and other funds on deposit [Member]
Liabilities [abstract]
Carrying amount of the hedge item, Liabilities	54	299
Accumulated amount of fair value hedge adjustment on the hedged item included in the carrying amount of the hedged item, Liabilities		2
-Discontinued hedges, Liabilities	0
Change in fair value used as a basis to determine hedge ineffectiveness for the period	(9)	(12)
-Amounts Due to Banks [Member]
Liabilities [abstract]
Carrying amount of the hedge item, Liabilities		8,783
Accumulated amount of fair value hedge adjustment on the hedged item included in the carrying amount of the hedged item, Liabilities		38
Change in fair value used as a basis to determine hedge ineffectiveness for the period	(5)	1
-Subordinated loans [member]
Liabilities [abstract]
Carrying amount of the hedge item, Liabilities	13,309	14,970
Accumulated amount of fair value hedge adjustment on the hedged item included in the carrying amount of the hedged item, Liabilities	510	261
Change in fair value used as a basis to determine hedge ineffectiveness for the period	€ (397)	€ (201)